John Hancock Sector Funds
                Supplement to the Prospectus dated March 1, 2006

John Hancock Financial Industries Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

PORTFOLIO MANAGERS

James K. Schmidt, CFA
Managed fund since it began in 1996

Lisa A. Welch
Joined fund team in 1998

Roger C. Hamilton
Joined fund team in 2006

Managers share investment strategy and decisions

John Hancock Real Estate Fund

On page 9, the "Portfolio Managers" section has been deleted and replaced with the following:

PORTFOLIO MANAGERS

James K. Schmidt, CFA
Managed fund since it began in 1998

Joseph P. Marguy
Joined fund team in 2006

Managers share investment strategy and decisions

John Hancock Regional Bank Fund

On page 11, the "Portfolio Managers" section has been deleted and replaced with the following:

PORTFOLIO MANAGERS

James K. Schmidt, CFA
Managed fund since it began in 1985

Lisa A. Welch
Joined fund team in 1998

Susan A. Curry
Joined fund team in 2006

Managers share investment strategy and decisions

On page 27, the Management Biography for Thomas M. Finucane has been deleted and the following Management Biographies have been added:

Susan A. Curry________________________
Portfolio manager
Joined subadviser in 1998
Research officer (2004-2006)
Portfolio officer for private client group
 (2001- 2004)
Began business career in 1993

Roger C. Hamilton_____________________
Vice president, Sovereign Asset
  Management LLC
Joined subadviser in 2005
Vice president and portfolio manager,
  John Hancock Advisers, LLC (2003-2005)
Analyst, John Hancock Advisers, LLC
  (1994-2003) Began business career in 1980

Joseph P. Marguy______________________
Portfolio manager
Joined subadviser in 1999
Research officer (2004-2006)
Investment analyst for risk management group
   (2001-2004) Began business career in 1996




May 1, 2006